UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22106

Tortoise Power and Energy Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Tortoise Power and Energy Infrastructure Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2013
Common Stock - 1.9% (1)	Principal Amount/Shares	Fair Value
Power/Utility - 1.9% (1)
United States - 1.9% (1)
NRG Yield, Inc. (Cost $3,455,755)	132,000	$3,677,520

Corporate Bonds - 69.4% (1)
Crude/Refined Products Pipelines - 4.2% (1)
Canada - 2.4% (1)
Gibson Energy Inc., 6.750%, 07/15/2021 (2)	$4,500,000	4,601,250
United States - 1.8% (1)
SemGroup LP, 7.500%, 06/15/2021 (2)	3,450,000	3,510,375
		8,111,625
Local Distribution Pipelines - 7.7% (1)
United States - 7.7% (1)
CenterPoint Energy, Inc., 6.500%, 05/01/2018 (3)	4,000,000	4,732,204
NiSource Finance Corp., 6.400%, 03/15/2018 (3)	3,500,000	4,040,743
Source Gas, LLC, 5.900%, 04/01/2017 (2) (3)	5,770,000	6,068,719
		14,841,666
Natural Gas/Natural Gas Liquids Pipelines - 19.8% (1)
Canada - 3.2% (1)
TransCanada Pipelines Limited, 6.350%, 05/15/2067	6,000,000	6,240,000
United States - 16.6% (1)
El Paso Corp., 6.500%, 09/15/2020 (3)	6,000,000	6,328,170
EQT Corp., 6.500%, 04/01/2018	2,000,000	2,239,978
EQT Corp., 8.125%, 06/01/2019	2,000,000	2,404,632
Florida Gas Transmission Co., LLC, 5.450%, 07/15/2020 (2) (3)	1,500,000	1,643,515
Midcontinent Express Pipeline LLC, 6.700%, 09/15/2019 (2)	6,000,000	6,110,406
NGPL PipeCo LLC, 9.625%, 06/01/2019 (2)	2,000,000	2,060,000
Ruby Pipeline, LLC, 6.000%, 04/01/2022 (2) (3)	1,500,000	1,603,933
Southern Star Central Corp., 6.750%, 03/01/2016	2,745,000	2,779,313
Southern Star Central Gas Pipeline, Inc., 6.000%, 06/01/2016 (2) (3)	2,000,000	2,164,396
Williams Companies, Inc., 7.875%, 09/01/2021	4,000,000	4,755,828
		38,330,171

Natural Gas Gathering/Processing - 5.5% (1)
United States - 5.5% (1)
DCP Midstream LLC, 9.750%, 03/15/2019 (2) (3)	5,000,000	6,334,275
Enogex LLC, 6.250%, 03/15/2020 (2) (3)	4,000,000	4,298,716
		10,632,991
Oil and Gas Exploration and Production - 7.5% (1)
United States - 7.5% (1)
Carrizo Oil & Gas, Inc., 7.500%, 09/15/2020	2,000,000	2,110,000
Chesapeake Energy Corp., 7.250%, 12/15/2018 (3)	3,500,000	3,963,750
Concho Resources, Inc., 5.500%, 04/01/2023	2,000,000	1,940,000
Denbury Resources Inc., 6.375%, 08/15/2021	1,000,000	1,047,500
EP Energy / EP Finance Inc., 9.375%, 05/01/2020 (3)	3,000,000	3,300,000
Plains Exploration & Production Co., 6.500%, 11/15/2020	2,000,000	2,129,072
		14,490,322
Oilfield Services - 2.0% (1)
United States - 2.0% (1)
Pride International, Inc., 8.500%, 06/15/2019	3,000,000	3,793,062

Power/Utility - 22.7% (1)
United States - 22.7% (1)
CMS Energy Corp., 8.750%, 06/15/2019	5,185,000	6,635,639
Dominion Resources, Inc., 8.375%, 06/15/2064 (4)	183,000	4,836,690
Duquesne Light Holdings, Inc., 6.400%, 09/15/2020 (2)	3,000,000	3,437,448
Duquesne Light Holdings, Inc., 5.900%, 12/01/2021 (2)	2,000,000	2,227,348
FPL Group Capital, Inc., 6.650%, 06/15/2067	1,029,000	1,083,022
Integrys Energy Group, Inc., 6.110%, 12/01/2066 (3)	3,750,000	3,843,750
IPALCO Enterprises, Inc., 7.250%, 04/01/2016 (2)	4,000,000	4,370,000
NRG Energy, Inc., 8.500%, 06/15/2019	6,000,000	6,465,000
NV Energy, Inc., 6.250%, 11/15/2020 (3)	1,000,000	1,163,206
PPL Capital Funding, Inc., 6.700%, 03/30/2067 (3)	6,000,000	6,210,000
Wisconsin Energy Corp., 6.250%, 05/15/2067	3,450,000	3,579,375
		43,851,478

Total Corporate Bonds (Cost $124,052,052)		134,051,315

Master Limited Partnerships and Related Companies - 46.6% (1)
Crude/Refined Products Pipelines - 18.3% (1)
United States - 18.3% (1)
Buckeye Partners, L.P. (3)	54,000	3,780,000
Enbridge Energy Management, L.L.C. (3) (5)	522,211	15,661,095
Holly Energy Partners, L.P. (3)	86,200	3,062,686
Magellan Midstream Partners, L.P. (3)	53,400	2,897,484
NuStar Energy L.P. (3)	31,200	1,301,352
Phillips 66 Partners LP	15,500	476,935
Plains All American Pipeline, L.P. (3)	61,200	3,094,272
Sunoco Logistics Partners L.P. (3)	79,443	5,103,418
		35,377,242

Natural Gas/Natural Gas Liquids Pipelines - 21.5% (1)
United States - 21.5% (1)
Energy Transfer Equity, L.P. (3)	27,809	1,788,953
Energy Transfer Partners, L.P. (3)	107,700	5,521,779
Enterprise Products Partners L.P. (3)	111,000	6,595,620
Inergy Midstream, L.P. (3)	42,210	980,960
Kinder Morgan Management, LLC (3) (5)	235,469	18,799,858
ONEOK Partners, L.P. (3)	82,400	4,086,216
Regency Energy Partners, L.P. (3)	71,800	1,940,754
Williams Partners, L.P. (3)	36,287	1,790,038
		41,504,178

Natural Gas Gathering/Processing - 6.8% (1)
United States - 6.8% (1)
DCP Midstream Partners, LP (3)	85,200	4,083,636
MarkWest Energy Partners, L.P. (3)	56,700	3,786,993
Targa Resources Partners L.P. (3)	109,200	5,335,512
		13,206,141

Total Master Limited Partnerships and Related Companies (Cost $40,078,916)		90,087,561

Short-Term Investment - 0.1% (1)
United States Investment Company - 0.1% (1)
Fidelity Institutional Money Market Portfolio - Class I, 0.05% (6) (Cost $121,055)	121,055	121,055

Total Investments - 118.0% (1) (Cost $167,707,778)		227,937,451
Interest Rate Swap Contracts - 0.0% (1)
$26,000,000 notional - unrealized appreciation		47,426
Other Assets and Liabilities - (18.0%) (1)		(34,855,072)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$193,129,805

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $48,430,381, which represents 25.1% of net assets.
(3)	All or a portion of the security is segregated as collateral for the margin borrowing facility.
(4)	Security has characteristics that are similar to corporate bonds although it trades in a manner similar to an equity investment.
The security has a quoted price in an active market and is classified as a Level 1 investment within the fair value hierarchy.
(5) Security distributions are paid-in-kind.
(6) Rate indicated is the current yield as of August 31, 2013.

Various inputs are used in determining the fair value of the Company’s financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of August 31, 2013.  These assets are measured on a recurring basis.

	Fair Value at
Description	August 31, 2013	Level 1	Level 2	Level 3
Assets
Debt Securities:
Corporate Bonds(a)	$134,051,315	$4,836,690	$129,214,625	$-
Equity Securities:
Common Stock(a)	3,677,520	3,677,520	-	-
Master Limited Partnerships and Related Companies(a)	90,087,561	90,087,561	-	-
Other Securities:
Short-Term Investment(b)	121,055	121,055	-	-
Interest Rate Swap Contracts	47,426	-	47,426	-
Total Assets	$227,984,877	$98,722,826	$129,262,051	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at August 31, 2013.

The Company did not hold any Level 3 securities during the period from December 1, 2012 through August 31, 2013.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

Some debt securities are fair valued using a market value obtained from an approved pricing service which utilizes a pricing matrix based upon yield data for securities with similar characteristics or from a direct written broker-dealer quotation from a dealer who has made a market in the security.  This pricing methodology applies to the Company’s Level 2 assets.

Interest rate swap contracts are valued by using industry-accepted models which discount the estimated future cash flows based on a forward rate curve and the stated terms of the interest rate swap agreement by using interest rates currently available in the market, or based on dealer quotations, if available, which applies to the Company’s Level 2 liabilities.

The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period from December 1, 2012 through August 31, 2013.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the principal amount, acquisition date(s), acquisition cost, fair value and the percent of net assets which the securities comprise at August 31, 2013.

Investment Security	Principal Amount	Acquisition Date(s)	Acquisition Cost	Fair Value	Fair Value as Percent of Net Assets
DCP Midstream LLC, 9.750%, 03/15/2019	$5,000,000	08/07/09-08/17/12	$6,052,370	$6,334,275	3.3%
Duquesne Light Holdings, Inc., 6.400%, 09/15/2020	3,000,000	11/30/11	3,180,330	3,437,448	1.8
Duquesne Light Holdings, Inc., 5.900%, 12/01/2021	2,000,000	11/18/11-12/05/11	2,074,420	2,227,348	1.2
Enogex LLC, 6.250%, 03/15/2020	4,000,000	02/26/10-04/22/10	4,118,593	4,298,716	2.2
Florida Gas Transmission Co., LLC, 5.450%, 07/15/2020	1,500,000	07/08/10-01/04/11	1,551,220	1,643,515	0.8
Gibson Energy Inc., 6.750%, 07/15/2021	4,500,000	06/26/13-07/01/13	4,459,760	4,601,250	2.4
IPALCO Enterprises, Inc., 7.250%, 04/01/2016	4,000,000	11/03/09-01/04/11	4,165,000	4,370,000	2.3
Midcontinent Express Pipelines, LLC, 6.700%, 09/15/2019	6,000,000	09/09/09-03/02/10	6,055,570	6,110,406	3.2
NGPL PipeCo LLC, 9.625%, 06/01/2019	2,000,000	05/23/12	2,042,500	2,060,000	1.1
Ruby Pipeline, LLC, 6.000%, 04/01/2022	1,500,000	09/17/12	1,616,250	1,603,933	0.8
SemGroup LP, 7.500%, 06/15/2021	3,450,000	06/10/13-07/01/13	3,499,563	3,510,375	1.8
Source Gas, LLC, 5.900%, 04/01/2017	5,770,000	04/21/10	5,544,521	6,068,719	3.1
Southern Star Central Gas Pipeline, Inc., 6.000%, 06/01/2016	2,000,000	08/24/09	1,970,000	2,164,396	1.1
			$46,330,097	$48,430,381	25.1%

As of August 31, 2013, the aggregate cost of securities for federal income tax purposes was $160,803,104.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $67,592,029, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $457,682 and the net unrealized appreciation was $67,134,347.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 24, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 24, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 24, 2013	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer